Property, Plant and Equipment: (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	525,597	519,832
Accumulated Depreciation: Furniture and office equipment	(503,317)	(500,870)
Net: Furniture and office equipment	22,280	18,962
Cost: Leasehold improvements	42,169	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	979	0
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	12,595,300	12,588,566
Total accumulated depreciation property, plant and equipment	(544,507)	(542,060)
Total net property, plant and equipment	$ 12,050,793	$ 12,046,496